Long-term loan - Summary of Long Term Debt Maturities (Details) - USD ($) $ in Thousands	May 31, 2021	May 31, 2020
Long Term Debt Maturities Repayment Terms details as follows :
Secured bank loan	$ 0	$ 117,881
Within a Period Of More Than One Year But Not Exceeding Two Years
Long Term Debt Maturities Repayment Terms details as follows :
Secured bank loan		117,881
Within a Period Of More Than Two Years But Not Exceeding Five Years
Long Term Debt Maturities Repayment Terms details as follows :
Secured bank loan